INVENTORIES - Summary of Inventories (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Work in progress	$ 1,012	$ 1,025
Raw materials and supplies	411	314
Total	$ 1,423	$ 1,339